Private Placement (Details) - USD ($)	6 Months Ended	12 Months Ended
	Jun. 30, 2024	Dec. 31, 2023	Apr. 27, 2022	Apr. 22, 2022
Private Placement [Member]
Private Placement [Line Items]
Purchased aggregate shares	313,500	313,500
Purchase of stock, price per unit (in Dollars per share)	$ 10	$ 10
Generating total proceeds (in Dollars)	$ 3,135,000	$ 3,135,000
Price per unit (in Dollars per share)			$ 10	$ 10
Common stock, price per share (in Dollars per share)	$ 11.5	$ 11.5
Private Placement [Member] | Underwriters [Member]
Private Placement [Line Items]
Purchased aggregate shares	30,000	30,000
Price per unit (in Dollars per share)	$ 10	$ 10	$ 10
Generating total proceeds (in Dollars)	$ 300,000	$ 300,000
Private Share [Member]
Private Placement [Line Items]
Private Share	1
Private right	1
Private warrant [Member]
Private Placement [Line Items]
Redeemable warrant	1